Revenue from Contracts with Customers - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contracts with Customers [Line Items]
Revenue increased amount	$ 1,167,500	$ 623,400
Total revenue	6,501,419	5,333,882	$ 4,710,493
Revenue recognized from contract liabilities	6,481,443	5,291,506
Deferred revenue	4,605,161	4,061,344	$ 3,486,579
Prepaid commissions	64,200	55,100
Prepaid credit card fees	47,500	$ 40,000
Prepaid Expenses and Other Current Assets
Revenue from Contracts with Customers [Line Items]
Prepaid commissions	53,900
Other Non-Current Assets
Revenue from Contracts with Customers [Line Items]
Prepaid commissions	10,300
Sail Dates
Revenue from Contracts with Customers [Line Items]
Deferred revenue	$ 4,605,200
Deferred Revenue Balance Percentage Related to Sail Dates Within Next 12 Months	97.00%